Earnings per Share - Weighted Average Number of Common Shares Outstanding (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per Share [Line Items]
Issued shares	80,745,711	80,745,711
Treasury shares	8,875,883	10,136,551
Number of common shares outstanding	71,869,828	70,609,160
Weighted average number of common shares	70,622,976	70,609,160	70,609,160
Issued Shares [Member]
Earnings per Share [Line Items]
Issued shares	80,745,711	80,745,711	80,745,711
Treasury shares	(10,136,551)	10,136,551
Treasury shares at January 1			(10,136,551)
Number of common shares outstanding	70,609,160	70,609,160
Weights	365/365
Weighted average number of common shares	70,609,160		70,609,160
Disposals Of Treasury Shares [member]
Earnings per Share [Line Items]
Treasury shares	1,260,668
Number of common shares outstanding	1,260,668
Weights	4/365
Weighted average number of common shares	13,816